Financial Liabilities (Non-current and Current) - Summary of Non-Current and Current Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Financial payables (medium/long-term):
Bonds	€ 16,686	€ 18,119
Convertible Bonds	1,893	1,862
Amounts due to banks	3,160	3,798
Other financial payables	155	161
Non current financial liabilities	21,894	23,940
Finance lease liabilities (medium/long-term)	1,740	2,249
Bonds	19,598	20,334
Short term of finance lease liabilities (medium/long term)	208	181
Other liabilities	0	0	€ 16
Noncurrent financial liabilities	25,059	28,108
Other current financial liabilities	338	75
Other financial liabilities (medium/long-term):
Other liabilities	0	0	€ 16
Other non current financial liabilities	1,425	1,919
Noncurrent financial liabilities	25,059	28,108
Financial payables (short-term):
Bonds	2,912	2,215
Convertible Bonds	6	6
Amounts due to banks	2,385	2,183
Other financial payables	64	96
Financial payables (short-term)	5,367	4,500
Finance lease liabilities (short-term)	208	181
Total Financial liabilities (Gross financial debt)	30,972	32,864
Other financial liabilities (short-term):
Other liabilities	0	0
Other current financial liabilities	338	75
Total Current financial liabilities	5,913	4,756
Financial liabilities directly associated with Discontinued operations/Non-currentassets held for sale	0	0
Total Financial liabilities (Gross financial debt)	30,972	32,864
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	28,649
Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Amounts due to banks	4,297	5,080
Other financial payables	157	175
Non current financial liabilities	25,951	27,457
Bonds	19,598	20,334
Convertible Bonds	1,899	1,868
Short term of financial payables (medium/long term)	4,057	3,517
Finance lease liabilities (medium/long-term)	1,948	2,430
Short term of finance lease liabilities (medium/long term)	208	181
Other liabilities	0	0
Noncurrent financial liabilities	1,763	1,994
Other current financial liabilities	338	75
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	1,948	2,430
Other liabilities	0	0
Noncurrent financial liabilities	1,763	1,994
Financial payables (short-term):
Amounts due to banks	1,248	901
Other financial payables	62	82
Finance lease liabilities (short-term)	208	181
Financial payables current	1,310	983
Total Financial liabilities (Gross financial debt)	30,972	32,864
Other financial liabilities (short-term):
Other current financial liabilities	338	75
Total Financial liabilities (Gross financial debt)	30,972	32,864
Total	29,221	31,087
Cash transaction [member] | Receipts or issues [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Amounts due to banks	1,705
Non current financial liabilities	2,455
Bonds	750
Finance lease liabilities (medium/long-term)	91
Other liabilities	0
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	91
Other liabilities	0
Financial payables (short-term):
Amounts due to banks	1,793
Financial payables current	1,793
Total Financial liabilities (Gross financial debt)	4,339
Other financial liabilities (short-term):
Total Financial liabilities (Gross financial debt)	4,339
Total	4,339
Cash transaction [member] | Payments and refunds [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Amounts due to banks	(2,425)
Other financial payables	(4)
Non current financial liabilities	(4,180)
Bonds	(1,751)
Finance lease liabilities (medium/long-term)	(246)
Other liabilities	0
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	(246)
Other liabilities	0
Financial payables (short-term):
Amounts due to banks	(1,446)
Financial payables current	(1,446)
Total Financial liabilities (Gross financial debt)	(5,872)
Other financial liabilities (short-term):
Total Financial liabilities (Gross financial debt)	(5,872)
Total	(5,872)
Non cash transaction [member] | Exchange differences on translation [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Amounts due to banks	(86)
Other financial payables	9
Non current financial liabilities	172
Bonds	249
Finance lease liabilities (medium/long-term)	(42)
Other liabilities	0
Noncurrent financial liabilities	(32)
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	(42)
Other liabilities	0
Noncurrent financial liabilities	(32)
Financial payables (short-term):
Total Financial liabilities (Gross financial debt)	98
Other financial liabilities (short-term):
Total Financial liabilities (Gross financial debt)	98
Total	10
Non cash transaction [member] | Fair value adjustments [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Non current financial liabilities	15
Bonds	15
Other liabilities	0
Noncurrent financial liabilities	(190)
Other financial liabilities (medium/long-term):
Other liabilities	0
Noncurrent financial liabilities	(190)
Financial payables (short-term):
Total Financial liabilities (Gross financial debt)	(175)
Other financial liabilities (short-term):
Total Financial liabilities (Gross financial debt)	(175)
Total	(58)
Non cash transaction [member] | Other changes [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Amounts due to banks	23
Other financial payables	(23)
Non current financial liabilities	32
Bonds	1
Convertible Bonds	31
Finance lease liabilities (medium/long-term)	(285)
Other liabilities	0
Noncurrent financial liabilities	(9)
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	(285)
Other liabilities	0
Noncurrent financial liabilities	(9)
Financial payables (short-term):
Other financial payables	(20)
Financial payables current	(20)
Total Financial liabilities (Gross financial debt)	(282)
Other financial liabilities (short-term):
Total Financial liabilities (Gross financial debt)	(282)
Total	(285)
Hedging derivatives [member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	1,423	1,914
Other financial liabilities (medium/long-term):
Hedging derivatives relating to hedged items classified as non-currentassets/liabilities of a financial nature	1,423	1,914
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current assets/liabilities of a financial nature	338	71
Hedging derivatives [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	1,761	1,985
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	1,732	1,755
Hedging derivatives [member] | Non cash transaction [member] | Exchange differences on translation [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	(28)
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	89
Hedging derivatives [member] | Non cash transaction [member] | Fair value adjustments [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	(190)
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	(115)
Hedging derivatives [member] | Non cash transaction [member] | Other changes [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Finance lease liabilities (medium/long-term)	(6)
Other financial liabilities (short-term):
Hedging derivatives relating to hedged items classified as current and non-currentassets/liabilities of a financial nature	3
Non-hedging derivatives [member]
Financial payables (medium/long-term):
Non-hedging derivatives	2	5
Other financial liabilities (medium/long-term):
Non-hedging derivatives	2	5
Other financial liabilities (short-term):
Non-hedging derivatives		4
Non hedging derivatives		4
Non-hedging derivatives [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Non-hedging derivatives	2	9
Other financial liabilities (medium/long-term):
Non-hedging derivatives	2	9
Other financial liabilities (short-term):
Non-hedging derivatives	19	22
Non hedging derivatives	19	€ 22
Non-hedging derivatives [member] | Non cash transaction [member] | Exchange differences on translation [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Non-hedging derivatives	(4)
Other financial liabilities (medium/long-term):
Non-hedging derivatives	(4)
Other financial liabilities (short-term):
Non-hedging derivatives	(1)
Non hedging derivatives	(1)
Non-hedging derivatives [member] | Non cash transaction [member] | Fair value adjustments [member] | Additional cash flow information required by IAS 7 [member]
Other financial liabilities (short-term):
Non-hedging derivatives	(2)
Non hedging derivatives	(2)
Non-hedging derivatives [member] | Non cash transaction [member] | Other changes [member] | Additional cash flow information required by IAS 7 [member]
Financial payables (medium/long-term):
Non-hedging derivatives	(3)
Other financial liabilities (medium/long-term):
Non-hedging derivatives	€ (3)